COMMITMENTS - SCHEDULE OF COMMERCIAL COMMITMENTS OUTSTANDING (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Other Commitments
Less Than 1 Year	$ 11,349
1-3 Years	10,063
3-5 Years	0
More Than 5 Years	1,437
Total Amounts Committed	22,849
Purchase obligations
Other Commitments
Less Than 1 Year	10,581
1-3 Years	10,000
3-5 Years	0
More Than 5 Years	0
Total Amounts Committed	20,581
Letters of credit and surety bonds
Other Commitments
Less Than 1 Year	768
1-3 Years	63
3-5 Years	0
More Than 5 Years	1,437
Total Amounts Committed	$ 2,268